PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net (loss)/income	$ 13,499	$ (11,359,127)
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash (used in)/provided by operating activities	2,455,000	(3,034,877)
Cash and restricted cash at beginning of period	565,817	2,970,199
Cash and restricted cash at end of the period	289,083	2,171,492
Parent | Reportable legal entity
Cash flows from operating activities
Net (loss)/income	35,405	(11,293,895)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income/(loss) in subsidiaries	$ (35,405)	$ 11,293,895